UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06094

THE LATIN AMERICA EQUITY FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2008 to September 30, 2008

Item 1:              Schedule of Investments

The Latin America Equity Fund, Inc.

Schedule of Investments

September 30, 2008 (unaudited)

	No. of
Description	Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-100.08%
Argentina-2.73%
Capital Markets-0.53%
Pampa Holding S.A. †	3,002,825	$1,237,487

Commercial Banks-0.22%
Banco Patagonia S.A., BDR	55,800	512,019

Energy Equipment & Services-1.76%
Tenaris S.A., ADR	109,200	4,072,068

Thrifts & Mortgage Finance-0.22%
Banco Hipotecario S.A., ADR †	157,700	503,788

Total Argentina (Cost $8,030,014)		6,325,362

Brazil-62.21%
Air Freight & Logistics-0.40%
Log-in Logistica Intermodal S.A.	289,663	916,014

Airlines-0.46%
Tam S.A., PN	56,894	1,061,813

Beverages-1.53%
Companhia de Bebidas das Americas, ADR	11,200	509,600
Companhia de Bebidas das Americas, ADR, PN	55,512	3,031,510
		3,541,110
Building Products-0.05%
Companhia Providencia Industria e Comercio	48,900	121,683

Capital Markets-0.21%
Clean Energy Brazil PLC †	477,912	464,261
Clean Energy Brazil PLC, warrants (strike price GBP 100, expires 12/18/11) †	126,750	19,204
		483,465
Commercial Banks-9.42%
Banco Bradesco S.A., PN	388,109	6,225,196
Banco Industrial e Comercial S.A., PN	334,593	1,101,462
Banco Itaú Holding Financeira S.A., PN	268,025	4,432,462
Banco Panamericano S.A.	534,600	1,094,725
Investimentos Itaú S.A., PN	952,164	4,699,241
União de Bancos Brasileiros S.A., GDR	42,100	4,248,732
		21,801,818
Computers & Peripherals-0.16%
Positivo Informatica S.A.	103,600	375,956

Diversified Financial Services-1.08%
Bradespar S.A., PN	180,800	2,502,584

Diversified Telecommunication-3.15%
Brasil Telecom Participações S.A.	32,621	879,386
Brasil Telecom Participações S.A., ADR	11,845	578,747
GVT Holding S.A. †	123,900	1,849,235
Telecomunicações de São Paulo S.A., PN	54,900	1,271,926
Tele Norte Leste Participações S.A.	134,623	2,721,842
		7,301,136

Electric Utilities-2.55%
Centrais Elétricas Brasileiras S.A., PNB	60,623	755,843
Companhia Energética de Minas Gerais, ADR §	121,146	2,391,422
EDP - Energias do Brasil S.A.	77,551	957,653
EDP - Energias do Brasil S.A., rights (strike price BRL 0.132, expires 10/13/08) †	25,948,952	134,524
Terna Participações S.A.	131,118	1,665,357
		5,904,799

Food Products-2.05%
Cosan S.A. Industria e Comercio †	170,013	1,119,347
Cosan SA Industria e Comercio, rights (strike price BRL 16, expires 10/22/08) †	34,308	2,134
Marfrig Frigorificos e Comercio de Alimentos S.A.	93,000	848,062
Perdigao S.A.	95,684	1,805,592
Sao Martinho S.A. †	59,900	572,931
Votorantim Celulose e Papel S.A., PN	26,112	389,863
		4,737,929
Health Care Providers & Services-0.53%
Diagnosticos da America S.A.	93,399	1,232,279

Independent Power Producers & Energy Traders-0.64%
Companhia Energética de São Paulo, PN	41,700	356,697
Tractebel Energia S.A.	104,652	1,123,044
		1,479,741
Insurance-0.84%
Sul America S.A.	197,000	1,940,434

Internet & Catalog Retail-0.62%
B2W Companhia Global do Varejo	60,000	1,428,964

IT Services-0.33%
Redecard S.A.	59,800	771,313

Machinery-0.83%
Metalfrio Solutions S.A.	124,620	1,227,497
Weg S.A.	94,699	696,637
		1,924,134
Media-0.77%
Net Servicos de Comunicacao S.A., PN †	211,403	1,778,725

Metals & Mining-11.13%
Companhia Vale do Rio Doce, PNA	175,339	2,973,296
Companhia Vale do Rio Doce, ADR, PNA	1,072,500	18,983,250
Gerdau S.A., PN	114,912	1,263,529
Usinas Siderúrgicas de Minas Gerais S.A.	26,248	521,844
Usinas Siderúrgicas de Minas Gerais S.A., PNA	96,897	2,034,940
		25,776,859

Multiline Retail-0.73%
Lojas Americanas S.A., PN	191,124	827,334
Lojas Renner S.A.	71,300	868,633
		1,695,967
Oil, Gas & Consumable Fuels-19.39%
Petróleo Brasileiro S.A., ADR	1,199,527	44,886,300

Paper & Forest Products-0.14%
Suzano Papel e Celulose S.A., PN	39,400	331,916

Personal Products-0.24%
Natura Cosmeticos S.A.	59,037	566,207

Real Estate Management & Development-2.05%
General Shopping Brasil S.A. †	317,000	1,216,102
Klabin Segall S.A.	104,781	252,589
Multiplan Empreendimentos Imobiliarios S.A. †	176,800	1,521,491
PDG Realty S.A. Empreendimentos e Participacoes	206,498	1,439,850
Trisul S.A.	200,000	311,050
		4,741,082
Road & Rail-1.60%
All America Latina Logistica	237,400	1,599,938
Localiza Rent a Car S.A.	229,100	1,178,191
Tegma Gestao Logistica S.A.	173,280	914,482
		3,692,611
Steel-0.23%
Cia Siderúrgica Nacional, ADR §	24,800	527,248

Textiles, Apparel & Luxury Goods-0.34%
Companhia de Tecidos Norte de Minas S.A., PN †	192,000	477,773
Springs Global Participacoes S.A. †	121,000	301,096
		778,869
Transportation Infrastructure-0.57%
Obrascon Huarte Lain Brasil S.A.	67,072	610,235
Wilson Sons Ltd., BDR	95,900	715,913
		1,326,148
Wireless Telecommunication Services-0.17%
Tim Participações S.A., ADR	18,400	383,824

Total Brazil (Cost $99,106,545)		144,010,928

Chile-5.27%
Beverages-0.41%
Viña Concha y Toro S.A.	540,000	954,209

Commercial Banks-0.43%
Banco Santander Chile S.A.	25,113,969	1,001,916

Diversified Telecommunication-0.42%
Empresa Nacional de Telecomunicaciones S.A.	77,000	977,866

Electric Utilities-0.53%
Enersis S.A.	3,780,000	1,227,540

Food & Staples Retailing-0.33%
Cencosud S.A.	321,000	768,140

Independent Power Producers & Energy Traders-1.17%
Empresa Nacional de Electricidad S.A.	1,249,910	1,857,178
Gener S.A.	2,609,014	838,984
		2,696,162
Industrial Conglomerates-0.84%
Antarchile S.A.	61,880	841,992
Empresas Copec S.A. †	98,000	1,111,212
		1,953,204
Multiline Retail-0.12%
S.A.C.I. Falabella	77,000	269,612

Paper & Forest Products-0.39%
Empresas CMPC S.A.	29,857	893,706

Water Utilities-0.63%
Inversiones Aguas Metropolitanas S.A., ADR † †	84,144	1,469,222

Total Chile (Cost $9,893,074)		12,211,577

Colombia-4.40%
Commercial Banks-1.95%
Bancolombia S.A., PA	440,412	3,224,274
Bancolombia S.A., ADR	6,500	184,925
Corporacion Financiera Colombiana	172,456	1,114,021
		4,523,220
Diversified Financial Services-1.45%
Suramericana de Inversiones S.A.	428,416	3,352,352

Food & Staples Retailing-0.67%
Almacenes Exito S.A.	309,300	1,553,054

Metals & Mining-0.33%
Acerias Paz del Rio S.A. †	32,217,991	760,154

Total Colombia (Cost $10,085,821)		10,188,780

Latin America-0.17%
Venture Capital-0.17%
JPMorgan Latin America Capital Partners L.P. † ^ # (Cost $841,494)	2,428,022	392,126

Mexico-23.77%
Beverages-3.23%
Fomento Economico Mexicano, S.A. de C.V., ADR †	172,436	6,576,709
Grupo Modelo, S.A.B., Series C	214,800	909,059
		7,485,768
Construction & Engineering-0.60%
Empresas ICA S.A.B. de C.V.ADR	122,155	1,399,896

Construction Materials-3.31%
Cemex S.A.B. de C.V., ADR †	444,565	7,655,409

Diversified Financial Services-1.22%
Bolsa Mexicana De Valores S.A. de C.V. †	875,000	724,694
Grupo Financiero Banorte S.A.B. de C.V., Series O	660,800	2,098,942
		2,823,636
Food & Staples Retailing-1.59%
Controladora Comercial Mexicana S.A. de C.V.	441,920	1,015,571
Wal-Mart de México, S.A. de C.V., Series V	761,417	2,654,156
		3,669,727

Hotels, Restaurants & Leisure-0.23%
Alsea, S.A. de C.V. †	711,600	537,550

Household Durables-1.44%
Consorcio ARA, S.A. de C.V.	812,600	451,140
Corporación GEO, S.A. de C.V., Series B †	350,200	820,726
Urbi, Desarrollos Urbanos, S.A. de C.V.	887,438	2,062,025
		3,333,891
Media-1.74%
Grupo Televisa S.A., ADR	128,200	2,803,734

Grupo Televisa S.A., CPO	2,100	9,199
Megacable Holdings S.A.B. de C.V., CPO †	858,950	1,211,727
		4,024,660
Metals & Mining-0.99%
Grupo Mexico S.A. de C.V., Class B	2,190,123	2,292,300

Pharmaceuticals-0.77%
Genomma Lab Internacional S.A. †	1,406,000	1,791,507

Transportation Infrastructure-0.74%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR	61,394	737,342
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	38,121	974,373
		1,711,715
Wireless Telecommunication Services-7.91%
América Móvil S.A.B. de C.V., Series L	6,008,655	13,868,567
América Móvil S.A.B. de C.V., Series L, ADR	95,700	4,436,652
		18,305,219
Total Mexico (Cost $53,428,763)		55,031,278

Peru-0.78%
Commercial Banks-0.78%
Credicorp Limited (Cost $1,624,183)	28,792	1,792,302

Venezuela-0.60%
Commercial Banks-0.60%
Mercantil Servicios Financieros, C.A., ADR (Cost $1,240,868)	36,358	1,391,807

Global-0.15%
Venture Capital-0.15%
Emerging Markets Ventures I, L.P. † ^ # (Cost $843,254)	2,237,292	352,888

TOTAL EQUITY OR EQUITY-LINKED SECURITIES (Cost $185,094,016)		231,697,048

	Primicipal
	Amount (000’s)
SHORT-TERM INVESTMENTS-1.25%
Grand Cayman-0.16%
Citibank N.A., overnight deposit, 3.22%, 10/1/08 (Cost $365,000)	365	365,000

United States-1.09%
Brown Brothers Investment Trust Securities Lending Fund, 3.07%, 10/01/08 §§ (Cost $2,517,000)	2,517	2,517,000

Total Short-Term Investments (Cost $2,882,000)		2,882,000

Total Investments-101.33% (Cost $187,976,016)		234,579,048

Liabilities in Excess of Cash and Other Assets-(1.33)%		(3,073,697)

NET ASSETS-100.00%		$231,505,351

†	Non-income producing security.
† †	SEC Rule 144A security. Such securities are traded only among "qualified institutional buyers".
^

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#	As of September 30, 2008, the aggregate amount of open commitments for the Fund is $888,672.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.
ADR	American Depositary Receipts.
BDR	Brazilian Depositary Receipts.
CPO	Ordinary Prticipation Certificates.
GDR	Global Depositary Receipts.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.
PNB	Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.  At September 30, 2008, the Fund held 0.32% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $1,684,748 and fair value of $745,014.  The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell.  Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Number of Shares	Acquisition Date(s)	Cost	Fair Value At 09/30/08	Value per Share	Percent of Net Assets	Distributions Received	Open Commitments
Emerging Markets Ventures I L.P.	2,237,292	01/22/98-01/10/06	$843,254	$352,888	$0.16	0.15	2,438,852	$262,708

J.P. Morgan Latin America Capital Partners, L.P.	2,428,022	04/10/00-03/20/08	841,494	392,126	$0.16	0.17	2,428,541	625,964

Total			$1,684,748	$745,014		0.32	$4,867,393	$888,672

The Fund may incur certain costs in connecting with the disposition of the above securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$233,834,034	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	745,014	—
Total	$234,579,048	$—

*Other financial instruments include futures, forwards, and swap contracts.

As of September 30, 2008, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.32% of net assets.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/07	$1,484,849	$—
Accrued discounts/ premiums	—	—
Realized gain/loss and change in unrealized appreciation	(39,118)	—
Net purchases/sales	(700,717)	—
Net transfers in and/or out of Level 3	—	—
Balance as of 09/30/08	$745,014	—
Net change in unrealized appreciation from investments still held as of 09/30/08	(39,118)	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost - At September 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $187,976,016, $80,880,449, $(34,277,417) and $46,603,032, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                  Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE LATIN AMERICA EQUITY FUND, INC.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	November 14, 2008

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 14, 2008